Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company's unaudited interim consolidated condensed financial statements in the current period.